Related Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Related Party Transactions
Related Party Transactions

Note 10: Related Party Transactions

The Company has signed a consulting agreement with a related party, Deep Isolation Nuclear, Inc., a company co-founded by Deep Fission’s co-founder and Chief Executive Officer, to develop generic technical and regulatory guidance for management of the Company. Deep Fission’s Chief Executive Officer currently serves as a member of the board of directors of Deep Isolation Nuclear, Inc. The Company has previously paid certain administrative expenses to Deep Isolation Nuclear, Inc. For the three months ending March 31, 2026 and 2025, the Company did not make any payments to Deep Isolation Nuclear, Inc.

Note 10: Related Party Transactions

The Company has signed a consulting agreement with a related party, Deep Isolation Nuclear, Inc., a company co-founded by Deep Fission’s co-founder and Chief Executive Officer, to develop generic technical and regulatory guidance for management of the Company. Deep Fission’s Chief Executive Officer currently serves as a member of the board of directors of Deep Isolation Nuclear, Inc. The Company has paid certain administrative expenses totaling $12,500 and $0 during the years ended December 31, 2025 and 2024, respectively.

During 2023, the Company received $10,000 in exchange for a loan payable to a related party that was due on demand and carried interest of 6% per annum. The loan was repaid in full, with interest, during the year ended December 31, 2024.